Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Summary of property, plant and equipment
Property, plant and equipment is depreciated over its useful life, or over the remaining life of the mine, smelter or refinery if that is shorter and there is no reasonable alternative use for the asset by the Group. Depreciation commences when an asset is available for use. Assets within operations for which production is not expected to fluctuate significantly from one year to another or which have a physical life shorter than the related mine are depreciated on a straight line basis as follows:

Type of Property, plant and equipment	Land and Buildings		Plant and equipment		Capital work in progress
	Land	Buildings	Power assets	Other plant and equipment
Depreciation profile	Not depreciated	5 to 50 years	See Power note below	3 to 50 years	Not depreciated

Year ended 31 December 2022	Note	Mining properties and leases(a) US$m	Land and buildings US$m	Plant and equipment US$m	Capital works in progress US$m	Total US$m
Net book value
At 1 January 2022		10,817	5,995	33,453	13,528	63,793
Adjustment on currency translation(b)		(436)	(344)	(1,870)	(311)	(2,961)
Adjustments to capitalised closure costs	14	520	—	—	—	520
Interest capitalised(c)	9	—	—	—	416	416
Additions(d)		360	304	1,111	4,732	6,507
Depreciation for the year(a)		(891)	(433)	(3,171)	—	(4,495)
Disposals		(3)	(1)	(38)	(4)	(46)
Newly consolidated operations(e)		—	1	—	5	6
Transfers and other movements(f)		162	1,177	4,922	(6,270)	(9)
At 31 December 2022		10,529	6,699	34,407	12,096	63,731
– cost		25,263	12,805	74,562	13,118	125,748
– accumulated depreciation and impairment		(14,734)	(6,106)	(40,155)	(1,022)	(62,017)
Non-current assets pledged as security(g)		1,602	491	5,113	8,876	16,082

Year ended 31 December 2021	Note	Mining properties and leases(a) US$m	Land and buildings US$m	Plant and equipment US$m	Capital works in progress US$m	Total US$m
Net book value
At 1 January 2021		11,173	6,369	32,754	11,711	62,007
Adjustment on currency translation(b)		(385)	(194)	(1,097)	(259)	(1,935)
Adjustments to capitalised closure costs	14	518	—	—	—	518
Interest capitalised(c)	9	—	—	—	358	358
Additions		227	70	1,841	5,337	7,475
Depreciation for the year(a)		(736)	(390)	(3,061)	—	(4,187)
Impairment charges(h)		(2)	(66)	(195)	(6)	(269)
Disposals		(2)	(18)	(90)	(7)	(117)
Transfers and other movements(f)		24	224	3,301	(3,606)	(57)
At 31 December 2021		10,817	5,995	33,453	13,528	63,793
– cost		25,114	12,031	73,415	14,661	125,221
– accumulated depreciation and impairment		(14,297)	(6,036)	(39,962)	(1,133)	(61,428)
Non-current assets pledged as security(g)		1,637	457	5,196	7,621	14,911
(a)At 31 December 2022, the net book value of capitalised production phase stripping costs totalled US$2,497 million, with US$2,038 million within “Property, plant and equipment” and a further US$460 million within “Investments in equity accounted units” (2021: total of US$2,432 million, with US$2,017 million in “Property, plant and equipment” and a further US$415 million within “Investments in equity accounted units”). During the year, capitalisation of US$411 million was partly offset by depreciation of US$331 million (including amounts recorded within equity accounted units). Depreciation of deferred stripping costs in respect of subsidiaries of US$246 million (2021: US$201 million; 2020: US$145 million) is included within “Depreciation for the year”.
(b)Adjustment on currency translation represents the impact of exchange differences arising on the translation of the assets of entities with functional currencies other than the US dollar, recognised directly in the currency translation reserve. The adjustment in 2022 arose primarily from the weakening of the Australian dollar against the US dollar.
(c)Our average borrowing rate, excluding any project finance, used for capitalisation of interest is 5.60% (2021: 3.40%).
(d)US$0.1 billion of additions to “Property, plant and equipment” relates to capital spend on carbon abatement in 2022.
(e)In 2022, the acquisition relates to our purchase of Rincon, a lithium project in Argentina, refer to note 5.
(f)“Transfers and other movements” includes reclassifications between categories.
(g)Excludes assets held under capitalised lease arrangements. Non-current assets pledged as security represent amounts pledged as collateral against US$3,965 million (2021: US$4,403 million) of loans, which are included in note 20.
(h)In 2021, the impairment charges related to our Kitimat smelter in Canada, refer to note 4.

Impact of climate change on our business - Useful economic lives of our power generating assets
The Group has committed to reducing scope 1 and scope 2 carbon emissions by 50% relative to our 2018 baseline by 2030 and achieving net zero emission across our operations by 2050. We expect to spend US$7.5 billion between 2022 and 2030. Transitioning electricity from principally fossil fuel-based power generating assets to principally renewables is critical to achieving that goal. The carrying value of power generating assets is set out in the table below. The weighted average remaining useful economic life of plant and equipment for fossil fuel-based power generating assets is 13 years (2021:14 years). Given the technical limitations of intermittent renewable energy generation and energy storage systems, and our need for reliable baseload electricity, we expect our current generation assets will be integral to those needs for the foreseeable future. We are investing in research and development and evaluating new market options that may overcome these technical challenges. Should pathways for eliminating fossil fuel power generating assets be identified we may need to accelerate depreciation or impair the assets; however, at this present moment the requirement for fossil fuel powered back-up means that early retirement of the assets is not expected.

	2022		2021
Net book value	Land and buildings US$m	Plant and equipment US$m	Land and buildings US$m	Plant and equipment US$m
Fossil fuels	25	882	26	952
Renewables(a)	198	2,352	195	1,541

(a)The increase of US$0.8 billion in renewable plant & equipment, is attributable to the Kemano T2 hydropower project, following the completion of a second tunnel to supply water to the Kemano hydropower facility in 2022. This project will ensure the long-term, sustainable production of low-carbon aluminium at our smelter in Kitimat.

Schedule of property, plant and equipment, owned and leased assets	Property, plant and equipment includes both owned and leased assets.

	2022 US$m	2021 US$m
Property, plant and equipment – owned	63,731	63,793
Right of use assets – leased	1,003	1,134
Net book value	64,734	64,927

Schedule of property, plant and equipment, right-of-use assets
Right-of-use assets – Leased

	Land and buildings US$m	Plant and equipment US$m	Total US$m
Net book value
31 December 2022	515	488	1,003
31 December 2021	549	585	1,134

Additions for the year
31 December 2022	49	254	303
31 December 2021	135	407	542

Depreciation for the year (included within operating costs)
31 December 2022	(61)	(295)	(356)
31 December 2021	(81)	(251)	(332)